Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 31 Dec 2021	383	619	386	558	1,946
Additions	105	110	34	104	353
Amounts utilised	(147)	(275)	(49)	(132)	(603)
Unused amounts reversed	(41)	(74)	(38)	(66)	(219)
Exchange and other movements	12	(10)	(34)	(55)	(87)
At 30 Jun 2022	312	370	299	409	1,390
Contractual commitments[1]
At 31 Dec 2021					620
Net change in expected credit loss provision and other movements					(110)
At 30 Jun 2022					510
Total provisions
At 31 Dec 2021					2,566
At 30 Jun 2022					1,900
1    Contractual commitments include the provision for contingent liabilities measured under IFRS 9 ‘Financial Instruments’ in respect of financial guarantees and the expected credit loss provision on off-balance sheet guarantees and commitments.